Stock-Based Compensation - Nonvested Performance Shares and Performance Unit Awards and Changes (Detail) (Performance Shares [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2014
Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Nonvested at beginning of period	1,168
Number of Shares, Granted	626
Number of Shares, Cancelled/forfeited	(342)
Number of Shares, Nonvested at end of period	1,452
Weighted-Average Grant Date Fair Value, Nonvested at beginning of period	$ 13.70
Weighted-Average Grant Date Fair Value, Granted	$ 7.76
Weighted-Average Grant Date Fair Value, Cancelled/forfeited	$ 11.97
Weighted-Average Grant Date Fair Value, Nonvested at end of period	$ 11.55